Exhibit 99.3 Schedule 5

Exception Detail
Run Date - 12/01/2025 3:06:44 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1639788	XX	XX	7140911	357	05/19/2025	Credit	UW Qualifications		UW Qualifications - UW - Cash Back Exceeds Limit		Loan approved and locked as a rate/term refinance. Guidelines reflect cash back in an amount not to exceed the lesser of 2% or the new loan amount or $10,000. Borrowers paid off debts of $XX and received an additional $6,358.26 at closing.	Acceptable per guideline. Debt Consolidation is permitted only for primary and second homes. Loan amount $xx x2 = $1xx.		Client 05/21/2025 09:01 AM; Please see guideline attached that permits payoff of debts & not considered cash/out transaction. Thank you. Reviewer 05/21/2025 10:43 AM; Condition has been reviewed. Thx	05/21/2025			A	1	04/XX/2025	AZ	1	13	D	A	D	A	A	A	A	A		Exempt	1
1639788	XX	XX	7140920	851	05/19/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Provide exception for loan closing as a rate/term refinance but is actually a cash-out refinance.	Acceptable per guideline. Debt Consolidation is permitted only for primary and second homes.		Client 05/21/2025 09:03 AM; Please see guideline attached that permits debts to be paid off. Thank you. Reviewer 05/21/2025 10:43 AM; Condition has been reviewed. Thx	05/21/2025			A	1	04/XX/2025	AZ	1	13	D	A	D	A	A	A	A	A		Exempt	1
1639788	XX	XX	7140925	378	05/19/2025	Credit	UW Other		UW Other - UW - Initial/Final 1003 incomplete/missing		Provide updated loan application reflecting co-borrower as 50% owner of business utilized for bank statement income. CPA letter provided reflected co-borrower as 50% owner.	Revised 1003 provided		Client 05/21/2025 09:04 AM; Please see updated 1003. Thank you. Reviewer 05/21/2025 10:43 AM; Condition has been reviewed. Thx	05/21/2025			A	1	04/XX/2025	AZ	1	13	D	A	D	A	A	A	A	A		Exempt	1
1639788	XX	XX	7140926	1014	05/19/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income calculation worksheet self employed		Provide bank statement analysis worksheet for all borrowers.	Income calculation worksheet provided.		Client 05/21/2025 09:18 AM; Please find income calc worksheet. Thank you. Reviewer 05/21/2025 10:43 AM; Condition has been reviewed. Thx	05/21/2025			A	1	04/XX/2025	AZ	1	13	D	A	D	A	A	A	A	A		Exempt	1
1639788	XX	XX	7140928	336	05/19/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Guidelines require CPA to be independently verified. Provide evidence the CPA was verified.	CPA Verification provided		Client 05/21/2025 09:26 AM; Please see attached tax preparer confirmation. Thank you. Reviewer 05/21/2025 10:44 AM; Condition has been reviewed. Thx	05/21/2025			A	1	04/XX/2025	AZ	1	13	D	A	D	A	A	A	A	A		Exempt	1
1641942	XX	XX	7143714	330	06/12/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Please provide signed and dated final HUD-1 settlement statement. The HUD-1 in the file is signed but not dated	LOE from Title provided		Client 07/03/2025 11:58 AM; Please see attached confirmation from Title that states the FSS is not required to be executed by Borrower Reviewer 07/03/2025 12:50 PM; Condition has been reviewed. Thx	07/03/2025			A	1	05/XX/2025	CA	3	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
1641947	XX	XX	7143715	1068	06/12/2025	Credit	UW Other		UW Other - Fraud Alert was not addressed		Fraud report required on all loan files.	Received clear fraud report			06/15/2025			A	1	05/XX/2025	AL	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1641947	XX	XX	7143720	374	06/12/2025	Credit	UW Other		UW Other - UW - Evidence of legal residency		XX states perm resident on 1003. Provide documentation to support declaration.	XXXX shows US Citizen		Client 06/16/2025 09:48 AM; Green card was provided 06/xx/25 Reviewer 06/16/2025 10:22 AM; EAD card was provided for xxThe documentation for co-borrower xx was not provided. Reviewer 06/16/2025 10:22 AM; EAD card was provided for xx The documentation for co-borrower xx was not provided. Client 06/30/2025 09:29 AM; XXXX shows US Citizen; Reviewer 06/30/2025 10:00 AM; Condition has been reviewed. Thx	06/30/2025			A	1	05/XX/2025	AL	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1642211	XX	XX	7143973	998	06/16/2025	Credit	UW Other		UW Other - UW - Title Commitment is missing or requires correction.		The loan amount on the Title Commitment of $XX is less than the Note amount of $XX. Provide final title policy reflecting the correct loan amount of $XX.	received revised title			06/27/2025			A	1	06/XX/2025	NJ	3	3	D	A	D	A	N/A	N/A	A	A		Exempt	1
1642385	XX	XX	7143852	72	06/13/2025	Credit	Closing Package		Closing Package -		the Final Settlement Statement is missing from file.	Information provided			06/26/2025			A	1	06/XX/2025	CA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1642585	XX	XX	7144466	1013	06/24/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income calculation worksheet required		Missing the income calculation worksheet for the business bank statement income analysis.	Income worksheet provided		Client 07/07/2025 02:59 PM; Please find income calc worksheet. Thank you. Reviewer 07/07/2025 04:03 PM; Condition has been reviewed. Thx	07/07/2025			A	1	06/XX/2025	CT	1	3	C	B	C	B	C	A	A	A		Exempt	1
1642585	XX	XX	7144467	423	06/24/2025	Credit	UW Collateral		UW Collateral - UW - Appraisal Correction/Clarification		The subject property closed with a Planned Unit Development (PUD) Rider; however, the appraisal report does not identify the property as being located within a PUD, and does not disclose the HOA dues on page 1 of the report.	Corrected appraisal reflecting subject as a PUD provided.		Client 07/18/2025 10:02 AM; Please see corrected appraisal reflecting subject as a PUD. Thank you. Reviewer 07/18/2025 11:00 AM; Condition has been reviewed. Thx	07/18/2025			A	1	06/XX/2025	CT	1	3	C	B	C	B	C	A	A	A		Exempt	1
1642585	XX	XX	7144468	336	06/24/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		The loan closed using qualifying income from two business bank accounts, including credit card deposits from sales transferred into one account from the borrower’s other business. Per guidelines, co-mingling of multiple accounts to satisfy a full 12-month income history is not permitted.		Compensating Factors: Qualifying FICO of 758 where the minimum matrix tier 640. LTV 37.79% where the max LTV for the program is 85%. Residual Income of $18,000. Excellent mortgage payment history dating back to 2002.				06/24/2025	B	2	06/XX/2025	CT	1	3	C	B	C	B	C	A	A	A		Exempt	1
1642585	XX	XX	7144470	336	06/24/2025	Credit	UW Income/Employment	UW Income/Employment - UW - Income Other	The loan application for Borrower 1 (B1) must be corrected to reflect a monthly income of $16,006.65. The current application incorrectly lists $32,013.29 for B1 and $16,006.65 for Borrower 2 (B2), totaling $48,019.94, while total qualifying income should be $32,013.29. Both borrowers are joint owners with combined ownership percentage of 100%.	No income used for the co-borrower per the 1003	Client 07/07/2025 03:01 PM; Please find correct income reflected on 1003's for Borrower #1 & Borrower #2. Thank you!

 Reviewer 07/07/2025 04:02 PM; Borrower's 1003 provided in TDOCs reflects the borrower's income of $32,013.29. Business Narrative Form reflects 2 owners. Provide corrected 1003s for each borrower's income of $16,006.65. Thx

 Reviewer 07/07/2025 05:10 PM; Provide the 1008 and 1003 reflecting income of $16,006.50 for each borrower.

 Client 07/07/2025 06:37 PM; My apologies XXXX. Please find the Borr & Co-Borr 1003's. Thank you.

 Client 07/07/2025 06:39 PM; My apologies again XXXX Team. Please find the 1008 uploaded for your review. Thanks so much!

 Reviewer 07/07/2025 09:12 PM; Condition has been reviewed. Thx

 Reviewer 07/07/2025 09:12 PM; Condition has been reviewed. Thx

															07/07/2025			A	1	06/XX/2025	CT	1	3	C	B	C	B	C	A	A	A		Exempt	1
1642585	XX	XX	7144462	899	06/24/2025	Compliance	Compliance	Compliance - Finance Charge is Understated by more than $100	Finance charge understated $149.86. Please provide evidence of refund along with LOX to borrower and PCCD reflecting refund.	Information provided	Client 06/26/2025 04:46 AM; Lender Credit of $151 is provided in final CD

 Reviewer 06/26/2025 04:52 AM;

 Reviewer 06/26/2025 11:10 AM; Hello, &#x0D;
The $151 is a Cure  not a credit  for the 10% tolerance violation for the increase in recording fee.  Not for the finance charge fail.  Refund is required.&#x0D;
Thanks,

 Client 06/27/2025 01:19 AM; Please advise which fees are over-disclosed in final CD

 Reviewer 06/27/2025 04:20 AM;

 Reviewer 06/27/2025 10:22 AM; Escalation has been assigned for Further Review

 Reviewer 06/27/2025 10:25 AM; Hello&#x0D;
Without a copy of the lenders compliance test I'm unable to determine which fee is causing the violation.  Please provide the lenders compliance testing for further review.&#x0D;
&#x0D;
Thanks

 Reviewer 06/30/2025 08:57 AM; Escalated for review

 Reviewer 06/30/2025 12:34 PM; Finance charge understated $149.86 (due to the appraisal review fee paid to lender not being included as a APR/PFC fee. Please provide evidence of refund along with LOX to borrower and PCCD reflecting refund.

 Client 07/07/2025 06:29 AM; Appraisal review fees of $150 is already included in the Section as and same amount is mentioned in Compliance testing

 Reviewer 07/07/2025 07:11 AM;

 Reviewer 07/07/2025 11:11 AM; Hello&#x0D;
Please clarify what you mean by "already included in the section as".  Also please upload the lenders test (the test uploaded 6/30 only reflects QM results).&#x0D;
&#x0D;
Thanks

 Client 07/07/2025 10:38 PM; Lender Test has been uploaded and $150 has been added in Final CD in Section A as Appraisal review fee

 Reviewer 07/08/2025 07:09 AM;

 Reviewer 07/08/2025 10:07 AM; Compliance report will not clear deficiency.  Refund is required

 Reviewer 07/08/2025 10:23 AM; Hello&#x0D;
The lenders test uploaded does not include the TILA results, there is nothing on the tests uploaded that references the finance charge used for testing or what fees were included.  Also please clarify what you mean by " $150 has been added in Final CD in Section A as Appraisal review fee".  Not sure what you are trying to explain, I would agree that the fee is in section A and this is what is causing the understated finance charge violation.&#x0D;
&#x0D;
Thanks

 Reviewer 07/17/2025 11:04 AM; Appraisal review fee needs to be moved to Section B as it is not paid to the Lender.  It is paid to a 3rd party.  Please provide a PCCD with corrections

 Reviewer 07/18/2025 11:44 AM; Corrected PCCD  has not been provided

															07/21/2025			A	1	06/XX/2025	CT	1	3	C	B	C	B	C	A	A	A		Exempt	1
1642675	XX	XX	7144623	851	06/26/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Loan was approved as a 12 months business bank statement loan, however only personal bank statements were provided. Provide updated loan approval to reflect 12 months personal bank statements or 12 months of business bank statements.	Loan approval will show business bank statement for all statements used to quality, personal or business		Client 06/30/2025 10:45 AM; Our loan approval will show business bank statement for all statements used to qualiy; personal or business Reviewer 06/30/2025 11:14 AM; Condition has been reviewed Thx	06/30/2025			A	1	06/XX/2025	FL	1	1	C	A	C	A	A	A	A	A		Exempt	1
1642684	XX	XX	7144368	862	06/23/2025	Credit	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Other:		Please provide updated deed with the city corrected to XX. Please provide LOI to re-record.	Information provided		Reviewer 09/02/2025 09:43 AM; No documentation provided Reviewer 09/29/2025 09:45 AM; Please initial corrections and provide a LOI to rerecord	10/02/2025			A	1	06/XX/2025	NJ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1642684	XX	XX	7144369	861	06/23/2025	Credit	Note		Note - Other:		Please provide updated note with the city corrected to XX.	Information provided			09/02/2025			A	1	06/XX/2025	NJ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1642853	XX	XX	7144759	336	06/27/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		The loan was locked and approved under a 12-month business bank statement program; however, only personal bank statements were provided. Approval must be updated to reflect 12 months of personal bank statements, or 12 months of business bank statements must be provided.	Approval changed to 12 months personal bank statements.			07/31/2025			A	1	06/XX/2025	NJ	1	1	D	A	D	A	A	A	A	A		Exempt	1
1642853	XX	XX	7144760	1013	06/27/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income calculation worksheet required		The income analysis worksheet was not provided. Provide the worksheet detailing the breakdown of the bank statement income analysis.	Received bank statement income analysis worksheet			07/31/2025			A	1	06/XX/2025	NJ	1	1	D	A	D	A	A	A	A	A		Exempt	1
1642853	XX	XX	7144761	378	06/27/2025	Credit	UW Other		UW Other - UW - Initial/Final 1003 incomplete/missing		Employment information for co-borrower XX is incomplete on the loan application, though qualifying income was used. CPA letter confirms co-borrower as the 100% business owner. Provide updated loan application to reflect current employment and income details.	received revised 1003			07/31/2025			A	1	06/XX/2025	NJ	1	1	D	A	D	A	A	A	A	A		Exempt	1
1643087	XX	XX	7144848	272	06/30/2025	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Guidelines require a CDA for all loan amounts under $XX and permits the use of a Field Review to dispute a low CDA value if it is between 10% to 20%. A CDA was not provided.	Field review provided			07/02/2025			B	2	06/XX/2025	NJ	3	3	C	B	A	A	N/A	N/A	C	B		Exempt	1
1643322	XX	XX	7146324	862	07/03/2025	Credit	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Other:		Exhibit A is missing. The Exhibit A in file is blank. Please provide along with LOI to re-record.	Information provided			07/07/2025			A	1	06/XX/2025	NJ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1643339	XX	XX	7146349	72	07/03/2025	Credit	Closing Package		Closing Package -		Please provide the Lender's Approval.	Documents provided			07/09/2025			A	1	06/XX/2025	NJ	3	3	D	A	D	A	N/A	N/A	A	A		Exempt	1
1643339	XX	XX	7146411	1006	07/07/2025	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		Missing 1008.	received 1008			07/09/2025			A	1	06/XX/2025	NJ	3	3	D	A	D	A	N/A	N/A	A	A		Exempt	1
1643339	XX	XX	7146412	434	07/07/2025	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Funds to close were $-4,301.87 and guidelines require 2 months subject property reserves of $5,354.84, leaving a shortage of $1,052.97.	Received company bank statement with balance of $176,817			07/09/2025			A	1	06/XX/2025	NJ	3	3	D	A	D	A	N/A	N/A	A	A		Exempt	1
1643342	XX	XX	7146048	851	07/03/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception required for a transferred appraisal without an AMC.		Compensating Factors: DSCR greater than 1.15% (2.36%); Reserves minimum of 6 months or greater from borrower own funds (124 months).				07/03/2025	B	2	06/XX/2025	NY	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1643377	XX	XX	7145928	389	07/02/2025	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Missing fraud report with all high and medium alerts cleared. The fraud report provided does not reflect all alerts as cleared.	Received cleared alerts summary			07/07/2025			A	1	06/XX/2025	NJ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1643691	XX	XX	7146447	851	07/07/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Approved exception required by XX for Borrower, XX, who lives rent free with Brother/Co-Borrower XX.	The final 1008 contains the underwriters' commentary per guidelines underwriters' discretion if a rent free LOE is required		Client 07/17/2025 02:04 PM; Please see final 1008 with underwriters' commentary per guidelines underwriters' discretion if a rent free loe is required. Thanks so much. Reviewer 07/17/2025 03:33 PM; Condition has been reviewed. Thx	07/17/2025			A	1	06/XX/2025	FL	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1643691	XX	XX	7146448	330	07/07/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Provide copy of lock agreement	Lock agreement provided		Client 07/17/2025 02:03 PM; Lock agreement for your review. Thanks so much. Reviewer 07/17/2025 03:33 PM; Condition has been reviewed. Thx	07/17/2025			A	1	06/XX/2025	FL	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1643691	XX	XX	7146449	330	07/07/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Provide signed letter of explanation from XX regarding address XX reporting on credit report as recent as 3/2025.	This is address for other LLC which has been disclosed and documented			07/08/2025			A	1	06/XX/2025	FL	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1643691	XX	XX	7146361	72	07/04/2025	Credit	Closing Package	Closing Package -	First Payment Letter Total Payment does not equal Calculated Total Payment.	Information provided	Reviewer 07/17/2025 03:10 PM; Corrected FPL has not been provided

 Client 07/24/2025 09:04 AM; Can you clarify what you are comparing the First Payment Letter to determine the total calculated amount?  -- Our system rounds amount up - if you can provide the details how you are determining that the amount is incorrect.  After speaking with Closing Mngmt they said the FPL is correct.

 Reviewer 07/24/2025 10:01 AM;

 Reviewer 07/24/2025 02:05 PM; Hello&#x0D;
The monthly tax payment on the first payment letter does not match the settlement statement. If the settlement statement is incorrect, a corrected one will be needed.&#x0D;
&#x0D;
Thanks

 Client 07/29/2025 01:47 PM; The FPL is correct. If you notice that on the Settlement Statement it shows the taxes as 322.09 per month + OTHER Tax Expenses of $10.83 = $332.92.

 Reviewer 07/29/2025 02:10 PM;

 Reviewer 07/30/2025 11:06 AM; Hello,&#x0D;
Deficiency has been cleared.  &#x0D;
Thanks

															07/30/2025			A	1	06/XX/2025	FL	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1643695	XX	XX	7146462	330	07/07/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Provide copy of Lock Agreement	xx Lock provided		Client 07/29/2025 01:05 PM; Please find lock for your review. Thank you. Reviewer 07/29/2025 01:26 PM; Condition has been reviewed. Thx	07/29/2025			A	1	06/XX/2025	AZ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1643363	XX	XX	7148877	1055	07/23/2025	Credit	Missing Images		Missing Images - Loan Review is not Final. On Hold for Missing Critical Documentation		The co-borrower's credit report and bank statements from Dec 2024-Jan 2025 for XX are missing from the loan file. The credit review is on hold until documents are received.	Documents received			07/24/2025			A	1	06/XX/2025	GA	1	1	C	A	C	A	A	A	A	A		Exempt	1
1643363	XX	XX	7149070	1013	07/24/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income calculation worksheet required		Provide bank statement analysis worksheets for all accounts utilized.	Received Bank statement income worksheets			07/29/2025			A	1	06/XX/2025	GA	1	1	C	A	C	A	A	A	A	A		Exempt	1
1643363	XX	XX	7149072	335	07/24/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Calculation Incorrect		Bank statement income was based on 12 months but only 11 months were provided. Bank statements from Dec 2024-Jan 2025 for XX are missing from the loan file.	Received bank statement Dec 2024-Jan 2025 for xx7852			07/29/2025			A	1	06/XX/2025	GA	1	1	C	A	C	A	A	A	A	A		Exempt	1
1643801	XX	XX	7147078	851	07/11/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception for Borrower 1 living rent free.		Exception granted for borrower 1 no primary housing living rent free. Compensating Factors: FICO 40+ points (766) over minimum required score for the LTV requested, LTV more than 10% below maximum allowed LTV 51.28%, 90.35 months reserves.				07/11/2025	B	2	06/XX/2025	FL	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1668564	XX	XX	7147113	328	07/13/2025	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Mortgage		Per guidelines a 0x60 mortgage late payment history for the most recent 12 months is required. Evidence in file reflected the current subject property first mortgage has been in default since December XX, 2024.		Received exception approval. Compensating Factors -Score 774, 75% LTV, DSCR 1.29%, 27 months reserves				07/29/2025	B	2	07/XX/2025	UT	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1668564	XX	XX	7146860	868	07/10/2025	Credit	Hazard Insurance		Hazard Insurance - Other:		Please provide updated hazard insurance with a policy number.	Information provided			07/15/2025			A	1	07/XX/2025	UT	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1668568	XX	XX	7147098	445	07/12/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Other income documentation missing/incomplete		Missing evidence of two (2) most recent consecutive months of rent received for the subject property as required per guidelines if the current active lease is higher than the market rent.	Per XX guidelines as long as the Appraisal confirms the subject is currently "tenant" occupied & the 1007 confirms the mthly rent amount nothing else further is required.		Client 07/29/2025 03:50 PM; Good afternoon XXXX. Please note per XXXX guidelines as long as the Appraisal confirms the subject is currently "tenant" occupied & the 1007 confirms the mthly rent amount nothing else further is required. Thanks so much! Reviewer 07/29/2025 04:16 PM; Condition has been reviewed. Thx	07/29/2025			A	1	07/XX/2025	FL	3	13	D	A	D	A	N/A	N/A	A	A		Exempt	1
1668570	XX	XX	7147895	351	07/16/2025	Credit	UW Qualifications		UW Qualifications - UW - DTI exceeds maximum limit		Audited data of 56.875% DTI is verified per the UW income calculation. Total debt $4,440.22 / Total qualifying Income $7,806.96.	Documentation provided		Reviewer 09/17/2025 10:12 PM; Per Bank Statement Income Calculator provided by lender no expense ratio was used to calculate income. Minimum expense ratio permitted is 10%. Reviewer 09/26/2025 09:31 PM; Updated bank statement Income calculator provided is not readable. Provide income calculation showing all deposits, with expense ratio used to calculate income	09/29/2025			A	1	07/XX/2025	GA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1668570	XX	XX	7147896	335	07/16/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Calculation Incorrect		Borrower's income calculation contained an unsourced deposit of $100,000.00 in May 2025 that should be excluded from the income calculation.	Documentation provided		Reviewer 09/16/2025 11:56 AM; Deficiency will be reviewed at time of receipt of Bank statement income worksheet	09/29/2025			A	1	07/XX/2025	GA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1668570	XX	XX	7147898	318	07/16/2025	Credit	UW Assets		UW Assets - UW - Source of Large Deposit		Provide source of large deposit in the amount of $100,000.00 in May 2025.	1003 & 1008 provided.		Client 09/15/2025 03:55 PM; $100K deposit is not being used for income or assets, should not need to be sourced. Reviewer 09/16/2025 08:31 AM; Please provide bank statement income work sheet. Thx Reviewer 09/16/2025 12:04 PM; xx business account #xx reflected a balance of $110,593. LOE received states the $100,000 deposit on May xx, 2025 is deleted from assets which leaves a balance of $10,593. Provide revised 1008 and 1003 with lower asset balance of $10,593.	09/29/2025			A	1	07/XX/2025	GA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1668699	XX	XX	7146950	862	07/10/2025	Credit	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Other:		Exhibit A is missing from file. The Exhibit A in file is blank. Please provide, along with LOI to re-record.	Information provided			08/22/2025			A	1	07/XX/2025	NJ	3	13	D	A	D	A	N/A	N/A	C	A		Exempt	1
1668699	XX	XX	7147144	1108	07/14/2025	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		Provide secondary valuation as CU score was not determined.	Received SSR=1		Reviewer 07/29/2025 12:19 PM; the document received reflects address as xx and the subject property is xx	08/05/2025			A	1	07/XX/2025	NJ	3	13	D	A	D	A	N/A	N/A	C	A		Exempt	1
1668699	XX	XX	7147347	378	07/15/2025	Credit	UW Other		UW Other - UW - Initial/Final 1003 incomplete/missing		The loan application indicates the borrower is a U.S. citizen; however, the loan file includes a Permanent Resident Card. The loan application should be updated to accurately reflect the borrower’s citizenship status.	Received revised 1003			07/30/2025			A	1	07/XX/2025	NJ	3	13	D	A	D	A	N/A	N/A	C	A		Exempt	1
1668700	XX	XX	7147186	328	07/14/2025	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Mortgage		Per guidelines a VOM must be obtained for the subject property covering the most recent 12-months with a satisfactory payment history (no more than 1x30x12). The loan file is missing they payment history for the subject property first mortgage lien being paid off at closing as reflected on the final settlement statement line 1502.	xx guidelines page #36 of permits "living rent free" @ underwriters' discretion.		Client 08/04/2025 10:55 AM; Please note page #36 of xx guidelines permits "XXXX" @ underwriters' discretion. Thank you. Reviewer 08/04/2025 11:16 AM; Condition has been reviewed. Thx	08/04/2025			A	1	07/XX/2025	NJ	3	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
1668700	XX	XX	7146952	862	07/10/2025	Credit	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Other:		Exhibit A is missing. The Exhibit in file is blank. Please provide, along with LOI to re-record.	Information provided			07/22/2025			A	1	07/XX/2025	NJ	3	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
1668706	XX	XX	7146926	862	07/10/2025	Credit	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Other:		Exhibit A is missing. The Exhibit A in file is blank. Please provide along with LOI to re-record.	Information provided			08/01/2025			A	1	07/XX/2025	MO	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1668789	XX	XX	7147032	899	07/11/2025	Compliance	Compliance	Compliance - Finance Charge is Understated by more than $100	Finance charge is understated by $150.32. Please provide proof of refund, LOX to borrower and a PCCD reflecting cure.	Documents provided	Client 07/21/2025 02:50 PM; I uploaded our High Cost Mavent which shows passed. If you have different figures vs our Report. Please share if you cannot clear. Thank you!

 Reviewer 07/21/2025 04:18 PM;

 Reviewer 07/22/2025 09:21 AM; Report provided has already provided and will not clear deficiency.  Refund required

 Reviewer 07/22/2025 02:26 PM; Hello&#x0D;
This loan is failing finance charge, not high cost.  The test uploaded only shows high-cost test.&#x0D;
&#x0D;
Thanks

 Client 07/23/2025 06:25 PM; Hi. Can you please provide your finance charge breakdown?

 Reviewer 07/24/2025 04:15 AM;

 Reviewer 07/24/2025 12:32 PM; Hello&#x0D;
Test has been uploaded for your review.   Its the appraisal review fee paid to xx that is causing the violation.&#x0D;
&#x0D;
Thanks&#x0D;
&#x0D;
Thanks

 Client 07/29/2025 06:51 PM; I uploaded the PCCD with a $60.00 refund. I also uploaded the appraisal fee invoice. We matched the invoice to $90.00 on the PCCD, changed the payee name, and refunded the borrower $60.00.

 Reviewer 07/29/2025 07:03 PM;

 Reviewer 07/30/2025 02:57 PM; Hello&#x0D;
Deficiency has been cleared.&#x0D;
Thanks

															07/30/2025			A	1	07/XX/2025	CA	1	1	C	B	C	B	C	A	A	A		Exempt	1
1668789	XX	XX	7147797	851	07/15/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Borrower living rent free with someone other than spouse.		Exception approval received/ Comp Factors - Prior home ownership from 1997-2024 with mortgage history (2) Borrower's credit score is at least 40 points > min 680 (3) Borrower has been self employed in the same position and industry > 5 years (4) Residual income > $3000 (5) Reserves of at least 7 months; 4 months > min 3				07/17/2025	B	2	07/XX/2025	CA	1	1	C	B	C	B	C	A	A	A		Exempt	1
1668789	XX	XX	7147798	330	07/15/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Verification XX #XX $15234 paid in full missing from file.	Paid down to less than 10 payments		Client 07/23/2025 04:57 PM; Not fully paid in full, dropped balance to less than $7500 - 10 months of payments or less remaining. xx backup with balance/due date uploaded. Reviewer 07/24/2025 04:28 AM; Condition has been reviewed. Thx	07/24/2025			A	1	07/XX/2025	CA	1	1	C	B	C	B	C	A	A	A		Exempt	1
1668789	XX	XX	7147799	336	07/15/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Income calculation/bank statement analysis missing from file	Received income worksheet			07/17/2025			A	1	07/XX/2025	CA	1	1	C	B	C	B	C	A	A	A		Exempt	1
1669162	XX	XX	7147854	862	07/15/2025	Credit	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Other:		Exhibit A is missing. The Exhibit A in file is blank. Please provide, along with LOI to re-record.	Information provided			07/23/2025			A	1	07/XX/2025	NJ	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1670024	XX	XX	7149393	336	07/28/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Missing Business Bank Statement income worksheet.	Received bank statement income worksheet			08/05/2025			A	1	07/XX/2025	HI	1	1	C	A	C	A	A	A	A	A		Exempt	1
1670176	XX	XX	7149620	418	07/30/2025	Credit	UW Collateral		UW Collateral - UW - Client Condo Warranty Requirements		40% of the total units in the project or subjects phase must be sold or conveyed to unit owners and at least 40% of the units must be owner occupied.		Comp Factors: FICO 789 vs Min 640. LTV 75% vs Max 85%. DSCR exceeds 1.15%	Reviewer 07/30/2025 11:03 AM; 21.05% vs 40% of the total units in a project or subjects' phase must be sold or conveyed to unit owners.			07/30/2025	B	2	07/XX/2025	NJ	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1670277	XX	XX	7149725	326	07/31/2025	Credit	UW Credit		UW Credit - UW - Evidence Satisfaction of Debt		Missing evidence the following liens on title were satisfied and released at or prior to closing 1.Lien with Dept of Code Enforcement recorded XXXX in the amount of $$958.10 and 2. Judgement with the XX6 recorded 7/XX/21 in the amount of $20,000.	Title supplement removing (3) items from title provided.		Client 08/28/2025 05:11 PM; Please find title supplement removing (3) items from title. Along with the Prelim Title Report. Thank you. Reviewer 08/28/2025 07:49 PM; Condition has been reviewed. Thx	08/28/2025			A	1	07/XX/2025	CA	1	13	C	B	C	B	A	A	A	A		Exempt	1
1670277	XX	XX	7272836	330	11/26/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Borrower occupying subject property as primary residence when originally purchased 3/XX/2024, which does not meet the occupancy seasoning requirements.		Client waived with compensating factors: DTI 8.84% max allowed 50.0%, FICO 720 Minimum allowed 640, LTV 68.47 max allowed 85%, reserves $43,018.61=13.73 months required 3 months				11/26/2025	B	2	07/XX/2025	CA	1	13	C	B	C	B	A	A	A	A		Exempt	1
1670281	XX	XX	7149724	434	07/31/2025	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Guidelines require a minimum 3 months reserves. The borrower has over 1 month but less than 3 months.		Compensating Factors: FICO (735) 40+ points over the minimum required score for the LTV requested; LTV (75%) 10% below the max allowed (85%).				07/31/2025	B	2	07/XX/2025	FL	1	1	C	B	C	B	A	A	A	A		Exempt	1
1670287	XX	XX	7149589	851	07/30/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Maximum number of loans is 10 per borrower. Borrower has a total of 18 with aggregate of $5,427,500.00		Compensating Factors: FICO (755) 40+ points over minimum matrix tier (700); Reserves minimum of 6 months or greater from borrower own funds.				07/30/2025	B	2	07/XX/2025	NJ	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1670455	XX	XX	7149991	320	08/03/2025	Credit	UW Assets		UW Assets - UW - Asset Other		Missing verification of net proceeds in the amount of $62,520.51 from sale/refinance of other REO property owned to support funds to close and reserves.	Received CD with proceeds of $61,235			08/06/2025			A	1	07/XX/2025	NJ	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1670841	XX	XX	7151045	326	08/08/2025	Credit	UW Credit		UW Credit - UW - Evidence Satisfaction of Debt		All judgments and liens must be paid in full prior to or at closing. Judgement on fraud required to be paid or proof of release. Borrower advised its Paid but they cannot produce proof. Condition was waived by XXXX with the LOE		Other Comp factors: 1. >= 6 months Addt'l Reserves and <= $1.5 M. Approved by XXXX, LOE in the file, and verified assets that could cover if not already have.				08/08/2025	B	2	06/XX/2025	NY	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1670841	XX	XX	7151114	434	08/09/2025	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Guidelines require 2 months reserves to be verified. Utilizing cash-out, only 1.57 months reserves were provided.	Proceeds from simultaneous cash out refi was used for reserves. HUD provided		Client 08/12/2025 08:26 AM; proceeds from simultaneous cash out refi was used for reserves Reviewer 08/12/2025 08:59 AM; Condition has been reviewed. Thx	08/12/2025			A	1	06/XX/2025	NY	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1